Lancaster Funds


                                 CAPITAL BUILDER
                                   CONVERTIBLE
                                    SMALL CAP
                             GOVERNMENT/QUALITY BOND

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 1997

TABLE OF CONTENTS


         Schedule of Investments
            Capital Builder Fund............................  1
            Convertible Fund................................  4
            Crestone Small Cap Fund.........................  7
            Government/Quality Bond Fund.................... 12

         Statement of Assets and Liabilities................ 13

         Statement of Operations............................ 14

         Statements of Changes in Net Assets
            Capital Builder Fund............................ 15
            Convertible Fund................................ 15
            Crestone Small Cap Fund......................... 16
            Government/Quality Bond Fund.................... 16

         Financial Highlights
            Capital Builder Fund............................ 17
            Convertible Fund................................ 19
            Crestone Small Cap Fund......................... 21
            Government/Quality Bond Fund.................... 23

         Notes to Financial Statements...................... 25

                                LANCASTER FUNDS
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1997

                              CAPITAL BUILDER FUND

                                                             PERCENT
                                                              OF NET     MARKET
 SHARES                 COMMON STOCK             93.19%       ASSETS     VALUE
 ------                 ------------             ------       ------     -----

             COMPUTER RELATED                                  2.67%
             ----------------
    9,000    First Data Corporation                                    $263,250

             DIRECT MARKETING                                  0.93%
             ----------------
   10,000    Sitel Corporation*                                          91,250

             ELECTRICAL EQUIPMENT                              4.51%
             --------------------
    4,424    Gillette Corporation                                       444,336

             ELECTRONICS                                       3.19%
             -----------
   10,937    Molex, Inc.                                                314,439

             ENTERTAINMENT/LEISURE                             3.89%
             ---------------------
   14,000    Harley-Davidson, Inc.                                      383,250

             FINANCIAL SERVICES                               11.38%
             ------------------
    3,000    Chase Manhattan Corporation                                328,500
   10,800    Federal Home Loan Mortgage Corporation                     452,925
    1,000    Wells Fargo & Company                                      339,438
                                                                        -------
                                                                      1,120,863

             FOOD PROCESSING                                   4.33%
             ---------------
   13,000    ConAgra, Inc.                                              426,563

             HOUSEHOLD PRODUCTS/HOUSEWARES                     8.64%
             -----------------------------
    9,000    Libbey, Inc.                                               340,875
   12,000    Newell Company                                             510,000
                                                                        -------
                                                                        850,875

             INSURANCE                                         4.07%
             ---------
    6,000    MBIA Incorporated                                          400,875

*Indicates nonincome-producing security

                                 LANCASTER FUNDS
                             SCHEDULE OF INVESTMENTS
                              CAPITAL BUILDER FUND
                                                            PERCENT
                                                             OF NET     MARKET
   SHARES         COMMON STOCK (CONTINUED)                   ASSETS      VALUE
   ------        --------------------------                  ------     ------
             IRON/STEEL                                         2.95%
             ----------
   17,250    Kentucky Electric Steel, Inc.*                              $92,719
   12,000    Worthington Industries, Inc.                                198,000
                                                                         -------
                                                                         290,719

             LINEN SUPPLY & RELATED ITEMS                       1.81%
             ----------------------------
    8,000    Unitog Company                                              178,000

             MACHINE DIVERSIFIED                                3.39%
             -------------------
    7,500    Thermo Electron Corporation*                                333,750

             MANUFACTURING                                      8.15%
             -------------
    7,000    General Electric Company                                    513,625
   14,000    Pall Corporation                                            289,625
                                                                         -------
                                                                         803,250

             METALS/MINING                                      0.04%
             -------------
      207    Valmont Industries                                            4,037

             OIL COMPANY-INTERGRATE                             2.36%
             ----------------------
    6,000    Unocal Corporation                                          232,875

             OFFICE/BUSINESS                                    5.43%
             ---------------
    5,950    Pitney-Bowes, Inc.                                          535,128

             PHARMACEUTICAL/MEDICAL                             5.39%
             ----------------------
    5,000    Merck & Company                                             531,250

             PIPELINES                                          4.22%
             ---------
   10,000    Enron Corporation                                           415,625

             PUBLISHING/PRINTING                                3.99%
             -------------------
    7,000    Belo A.H. Corporation Series A                              392,875

             REAL ESTATE                                        4.31%
             -----------
   13,000    Simon Property Group Inc..                                  424,938

*Indicates nonincome-producing security

                                 LANCASTER FUNDS
                             SCHEDULE OF INVESTMENTS
                              CAPITAL BUILDER FUND
                                                            PERCENT
                                                             OF NET    MARKET
   SHARES         COMMON STOCK (CONTINUED)                   ASSETS     VALUE
   ------        -------------------------                   --------- ------
             RESTURANT/FOOD SERVICE                           3.15%
             ----------------------
    6,500    McDonald's Corporation                                    $310,375

             RETAIL STORE                                     3.41%
             ------------
    5,000    Payless Shoesource*                                        335,625

             TELECOMMUNICATION EQUIPMENT                      0.98%
             ---------------------------
    4,000    Andrew Corporation*                                         96,000
                                                                        ------
                     TOTAL COMMON STOCK                               9,180,148

             CLOSED-END MANAGEMENT COMPANY                    4.47%
             -----------------------------
   22,851    Global Health Sciences Fund                                440,421
                                                                        -------


             Total Investment in Securities (Cost $7,119,707) 97.66% $9,620,569
             Cash Equivalents                                  2.92%    287,387
             Other Assets, less Liabilities                   (0.58%)   (57,054)
                                                              -------   --------
             TOTAL NET ASSETS                                100.00% $9,850,902
                                                             ======= ==========

*Indicates nonincome-producing security

                                 LANCASTER FUNDS
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1997

                                CONVERTIBLE FUND

 PRINCIPAL                                                          MARKET
  AMOUNT             CONVERTIBLE DEBENTURES - 52.13%                 VALUE
  ------             -------------------------------                 -----

    $60,000    Alaska Air 6.875% 6/15/14                           $68,775
     90,000    Automatic Data Processing 0% 2/20/12                 71,213
     35,000    Alza Corporation 5% 5/1/6                            36,881
     65,000    Baker Hughes, Inc. 0% 5/5/8                          55,819
     65,000    Capstar 4.75% 10/15/4                                64,756
     55,000    Seacor 5.375% 11/15/6                                64,075
     60,000    CUC International 3% 2/15/2                          74,925
     50,000    EMC Corporation 3.25% 3/15/02                        67,688
     32,000    Engle Homes 7% 3/1/3                                 42,080
     45,000    Hilton Hotels, Inc. 5% 5/15/6                        49,050
     75,000    Jacor Comm, Inc. 0% 6/12/11                          55,031
     60,000    Kent Electric 4.5% 9/1/4                             48,750
     57,000    Loews 3.125% 9/15/7                                  56,430
     65,000    Marriot International, Inc. 0% 3/25/11               42,169
     50,000    Masco, Inc. 5.25% 2/15/12                            59,500
     65,000    Marriot International, Inc. 0% 3/25/11               42,006
     65,000    Michael's 6.75% 1/15/3                               63,700
     85,000    Motorola, Inc. 0% 6/27/13                            64,494
     60,000    Mascotech, Inc. 4.5% 12/15/03                        52,200
     50,000    National Data 5% 11/1/3                              47,563
     50,000    Omnicom 4.25% 1/3/7                                  68,250
     36,000    Pennzoil Company 4.75% 10/1/3                        48,150
     70,000    Rite Aid 5.25% 9/15/2                                75,950
     20,000    Robbins & Meyer 6.5% 9/1/3                           30,450
     50,000    Rouse Corporation 5.75% 7/23/2                       57,313
     95,000    RPM, Inc. 0% 9/30/12                                 46,194
     60,000    System & Company 5% 10/15/4                          69,375
     55,000    Standard Commercial Corporation 7.25% 3/31/07        49,363
     70,000    Thermo Europe 4.25% 1/1/03                           81,550
    140,000    USF&G, Inc. 0% 3/3/9                                 98,525
                                                                    ------
               TOTAL CONVERTIBLE DEBENTURES                     $1,752,225

                                 LANCASTER FUNDS
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                CONVERTIBLE FUND

                                                            PERCENT
                                                             OF NET    MARKET
  SHARES                   COMMON STOCK 17.43%               ASSETS    VALUE
  ------                   -------------------               ------    -----

               AIRLINES                                       1.03%
               --------
        375    UAL Coporation*                                        $34,688

               COMPUTER RELATED                               1.52%
               ----------------
      1,350    Stratus Corporation*                                    51,047

               COSMETICS/PERSONAL CARE                        2.13%
               -----------------------
      3,575    American Safety Razor*                                  71,500

               FINANCIAL SERVICES                             4.74%
               ------------------
      1,435    Community First Bankshares                              76,414
      1,625    Lehman Brothers Holdings                                82,869
                                                                       ------
                                                                      159,283

               FOOD/BEVERAGE/TOBACCO                          2.48%
               ---------------------
      1,400    Dean Foods Company                                      83,300

               INDUSTRIAL SERVICES                            2.52%
               -------------------
      1,435    Southdown, Inc.                                         84,665

               PUBLISHING/PRINTING                            1.10%
               -------------------
        600    Gannett Company                                         37,088

               RETAIL STORE                                   1.91%
               ------------
      3,000    Fingerhut Companies                                     64,125

                         PREFERRED STOCK 23.40%
                         -----------------------
               FINANCIAL SERVICES                            13.03%
               ------------------
        780    American Bankers Insurance                              72,833
        500    Ahmanson Co Pfd Series B                                68,750
      1,600    Best Buy 6.5% Pfd                                       79,000
        720    Finova Finance Trust                                    50,400
        300    First Union Real Estate                                 16,050
      3,000    National Australia Bank                                 85,313

* Indicates nonincome-producing security.

                                 LANCASTER FUNDS
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                CONVERTIBLE FUND

                                                            PERCENT
                                                             OF NET    MARKET
  SHARES               PREFERRED STOCK (CONTINUED)           ASSETS    VALUE
  -------           -------------------------------       ----------- ---------
               FINANCIAL SERVICES (CONTINUED)
              --------------------------------
      1,000    Vorondo Realty Trust                                  $66,000
                                                                     -------
                                                                     438,346

               INDUSTRIAL SERVICES                           8.61%
               -------------------
      1,000    AES Trust I                                            71,750
      1,000    Fort James Corporation                                 55,750
      1,100    Quality Community Financial Trust*                     52,525
        920    Royal Caribbean Cruises                                78,258
        975    Security Capital Industry                              31,078
                                                                      ------
                                                                     289,361

               INSURANCE                                            1.76%
               ---------
      2,500    Royal Group Tech-Decs*                                 59,063
                                                                      ------

           Total Investment in Securities (Cost $2,669,127) 92.96%$3,124,691
           Cash Equivalents                                  6.53%   219,377
           Other Assets, less Liabilities                    0.51%    17,299
                                                             -----    ------
           TOTAL NET ASSETS                                100.00%$3,361,367
                                                           ======= ==========

* Indicates nonincome-producing security.

                                 LANCASTER FUNDS
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1997

                             CRESTONE SMALL CAP FUND

                                                            PERCENT
                                                            OF NET        MARKET
 SHARES                   COMMON STOCK 94.20%               ASSETS        VALUE
 ------                   -------------------               ------        -----

             AEROSPACE/DEFENSE                               1.55%
             -----------------
   10,815    Orbital Sciences Corporation*                             $321,746

             AUTO/TRUCK/PARTS                                2.68%
             ----------------
   13,900    Keystone Automotive*                                       330,125
    9,535    Leasing Solutions*                                         227,648
                                                                        -------
                                                                        557,773

             CIRCUITS                                        1.79%
             --------
   13,040    Intergrated Circuit*                                       371,640

             COMMERCIAL SERVICES                             1.24%
             -------------------
   10,625    AC Neilson Corporation*                                    258,984

             COMMUNICATIONS SOFTWARE                         1.04%
             -----------------------
   11,200    Inter-Tel Inc. & Sub                                       217,000

             COMPUTER RELATED                               16.34%
             ----------------
   29,825    Accelr8 Technology Corporation*                            805,275
    9,200    Computer Horizions*                                        414,000
    5,955    Ciber, Inc.*                                               345,390
   10,900    Computer Products, Inc.*                                   246,613
    8,460    Metro Information Services*                                234,765
    8,395    Quadramed Corporation*                                     230,863
   15,300    SEEC, Inc.*                                                247,669
   13,100    SPR, Inc*                                                  222,700
   17,935    STB Systems, Inc*                                          394,570
    7,250    Computer Task Group*                                       257,828
                                                                        -------
                                                                      3,399,673

             DATA PROCESSING/MANAGEMENT                      1.36%
             --------------------------
   13,550    Inspire Insurance Solutions*                               282,856

                                 LANCASTER FUNDS
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                             CRESTONE SMALL CAP FUND

                                                            PERCENT
                                                            OF NET       MARKET
 SHARES                COMMON STOCK (CONTINUED)             ASSETS       VALUE
---------             --------------------------           ---------     ------
             DISTRIBUTION/WHOLESALE                          2.50%
             ----------------------
   17,300    CHS Electron, Inc.                                        $296,263
   11,600    SCP Pool Corporation*                                      223,300
                                                                        -------
                                                                        519,563

             ELECTRONICS                                     3.07%
             -----------
    8,460    Exar Corporation*                                          139,590
   12,800    Power-One, Inc.*                                           176,000
   17,275    Zygo Corporation*                                          323,906
                                                                        -------
                                                                        639,496

             ENVIRONMENTAL CONTROL                           1.07%
             ---------------------
   11,093    Tetra Tech, Inc.                                           221,860

             FINANCIAL SERVICES                             14.81%
             ------------------
   11,900    American Capital Strategies                                215,688
    7,610    Billing Information Concepts*                              365,280
    7,700    Downey Financial Concepts*                                 218,969
   10,330    Friedman, Billings, Ramsey Group, Inc.*                    185,294
   12,500    Franchise Mortgage Acceptance*                             229,688
   18,865    Haven Bancorp, Inc.                                        424,463
   18,340    Imperial Credit Industries*                                375,970
   11,485    People's Bank                                              436,430
   18,850    Medallion Financial Corporation                            414,700
    3,220    Webster Finance Corporation                                214,130
                                                                        -------
                                                                      3,080,612

             INVESTMENT COMPANIES                            1.08%
             --------------------
   11,100    Consolidated Capital*                                      225,469

             MACHINARY/EQUIPMENT                             0.73%
             -------------------
   19,550    The Middleby Group*                                        152,734

                                 LANCASTER FUNDS
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                             CRESTONE SMALL CAP FUND

                                                            PERCENT
                                                            OF NET       MARKET
 SHARES                COMMON STOCK (CONTINUED)             ASSETS       VALUE
---------             --------------------------           ---------     ------
             MANUFACTURING                                   4.27%
             -------------
   14,265    NS Group, Inc.*                                           $244,288
   13,100    Rayovac Corporation*                                       252,175
   13,600    Titanium Corporation*                                      392,700
                                                                        -------
                                                                        889,163

             FIELD SERVICES                                  1.06%
             --------------
    4,400    Stolt Comex Seaway                                         220,000

             MEDICAL SUPPLIES/SERVICES                       9.07%
             -------------------------
   13,200    Cerner Corporation*                                        278,850
   13,050    FPA Medical Managment*                                     243,056
   16,145    Graham-Field Health*                                       269,420
   21,235    Lifecore Biomedical*                                       464,516
   17,600    Specialty Care Network*                                    239,800
   14,980    Trigon Healthcare*                                         391,353
                                                                        -------
                                                                      1,886,995

             OIL COMPANY EXPLORATION/PRODUCTION              3.24%
             ----------------------------------
   14,500    Basin Exploration*                                         257,375
    9,600    KCS Energy, Inc.                                           199,200
   11,900    Sndyer Oil Corporation                                     217,175
                                                                        -------
                                                                        673,750

             OIL/GAS DRILLING                                4.60%
             ----------------
   43,700    Abacan Resources*                                           68,281
    5,970    Atwood Oceanics, Inc.*                                     282,829
   12,475    Callon Petroluem Company*                                  203,109
   11,030    Marine Drilling Company*                                   228,876
   42,900    National Energy Group*                                     174,281
                                                                        -------
                                                                        957,376

             OIL FIELD MACHINE & EQUIPMENT                   0.94%
             -----------------------------
   14,000    IRI International*                                         196,000

                                 LANCASTER FUNDS
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                             CRESTONE SMALL CAP FUND

                                                            PERCENT
                                                            OF NET        MARKET
 SHARES                COMMON STOCK (CONTINUED)             ASSETS        VALUE
---------             --------------------------           ---------     ------
             PACKAGING/CONTAINER                            1.40%
             -------------------
   12,160    Ivex Packaging Corporation*                              $291,840

             PIPELINES                                      1.20%
             ---------
   11,310    Western Gas Resources                                     250,234

             PUBLISHING/PRINTING                            3.81%
             -------------------
    7,900    Mail-Well*                                                319,950
   12,775    Valassis, Inc.*                                           472,675
                                                                       -------
                                                                       792,625

             REAL ESTATE                                    1.01%
             -----------
   14,315    Imperial Credit Community Mortgage                        209,357

             RESTURANT/FOOD SERVICE                         3.52%
             ----------------------
   12,398    Schlotzsky's, Inc.*                                       181,321
   14,000    Foodmaker, Inc.*                                          210,875
   14,800    Showbiz Pizza Time*                                       340,400
                                                                       -------
                                                                       732,596

             RETAIL/APPAREL                                 3.47%
             --------------
    8,150    The Dress Barn*                                           242,606
    7,300    Oshkosh B'Gosh, Inc.                                      240,900
    6,375    Stage Stores, Inc.*                                       238,266
                                                                       -------
                                                                       721,772

             RETAIL STORE                                   1.02%
             ------------
   14,240    Funco, Inc.*                                              211,820

             TELECOMMUNICATIONS                             2.07%
             ------------------
   13,230    Dycom Industries*                                         285,272
   21,960    General Communications, Inc.*                             145,485
                                                                       -------
                                                                       430,757

                                 LANCASTER FUNDS
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                             CRESTONE SMALL CAP FUND

                                                            PERCENT
                                                            OF NET       MARKET
 SHARES                COMMON STOCK (CONTINUED)             ASSETS       VALUE
---------             --------------------------           ---------     ------
             TRANSPORTATION                                 3.07%
             --------------
   12,625    Covenant Transport*                                      $192,531
   13,200    Jevic Transport, Inc. *                                   212,850
    9,720    Simon Transportation*                                     233,280
                                                                       -------
                                                                       638,661

             WHOLESALE SPECIAL LINE                         1.19%
             ----------------------
   12,425    Cellstar Corporation                                      246,941
                                                                       -------


        Total Investment in Securities (Cost $18,305,699)  94.20%  $19,599,293
        Cash Equivalents                                    4.38%      910,512
        Other Assets, less Liabilities                      1.42%      296,283
                                                            -----      -------
        TOTAL NET ASSETS                                  100.00%  $20,806,088
                                                          =======  ===========

*Indicates nonincome-producing security

                                 LANCASTER FUNDS
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1997

                          GOVERNMENT\QUALITY BOND FUND

                                                                 PERCENT
 PRINCIPAL                                                        OF NET  MARKET
  AMOUNT                 U.S. GOVERNMENT SECURITIES               ASSETS   VALUE
----------        -------------------------------------          -------- ------
       $314   Federal National Mtg. Assn. 6%  Due 10/1/99        75.76%     $311
                                                                 ------

    151,608   Government National Mtg. Assn. 7.5%  Due 1/15/24           155,256
    102,409   Government National Mtg. Assn. 11.5%  Due 10/15/10         115,307
     54,941   Government National Mtg. Assn. 9.5% Due 9/15/21             59,440
     70,423   Government National Mtg. Assn. 7.5% Due 5/15/23             72,118
     14,258   Government National Mtg. Assn. 9.5% Due 9/15/19             15,426
      2,870   Government National Mtg. Assn. 10% Due 5/15/19               3,127
     24,896   Government National Mtg. Assn. 10% Due 5/15/20              27,122
    119,984   Government National Mtg. Assn. 10% Due 12/15/18            130,708

    250,000   U.S.Treasury Bonds10.75% Due 8/15/05                       325,195
                                                                         -------

              Total U.S. Government Securities                           904,010

                               CORPORATE BONDS                   18.34%

    100,000   Bankamerica Corporation 8.375% Due 3/15/02                 107,590
    100,000   Banc One  Corporation 8/74% Due 9/15/03                    111,264
                                                                         -------
                                                                         218,854


         Total Investment in Securities (Cost $1,067,489)   94.10% $1,122,864
         Cash Equivalents                                    4.34%     51,835
         Other Assets, less Liabilities                      1.56%     18,610
                                                            -----     ------
         TOTAL NET ASSETS                                  100.00% $1,193,309
                                                           ======  ==========

                       LANCASTER FUNDS
             Statement of Assets and Liabilities
                      December 31, 1997
                         (Unaudited)

                                                        Capital                       Crestone    Government/
                                                        Builder       Convertible     Small Cap     Quality
Assets:                                                  Fund            Fund           Fund      Bond Fund
  Investments in securities, at market value
    (cost $7,119,707, 2,669,127, 18,305,699, and
      1,067,489, respectively)                           $9,620,569     3,124,691     19,599,293      1,122,864
  Cash equivalents                                          287,387       219,377        910,512         51,835
  Accrued interest and dividends receivable                  10,593        24,668          6,870         19,830
  Receivable for investment securities sold                     -             -          390,334            -
  Receivable for fund shares sold                               -             -           27,611            127
  Organizational costs, net of accumulated amortization       4,095           -               -             -
                                                          ---------     ---------     ----------      ---------
       Total assets                                       9,922,645     3,368,736     20,934,619      1,194,656
                                                          ---------     ---------     ----------      ---------
Liabilities:
  Accrued expenses, including investment
   management and distribution expense payable to
    adviser, administrator and distributor (note 3)          13,782         7,369         39,386          1,347
  Payable for fund shares redeemed                           57,961           -           89,145            -
                                                          ---------     ---------     ----------      ---------
          Total liabilities                                  71,742         7,369        128,531          1,347
                                                          ---------     ---------     ----------      ---------
Net assets applicable to outstanding capital stock        9,850,902     3,361,367     20,806,088      1,193,309
                                                          =========     =========     ==========      =========
Net assets are represented by:
  Capital stock outstanding, at par (note 5)                    721           284          2,027            139
  Additional paid-in capital                              7,211,537     2,837,570     20,265,027      1,392,529
  Accumulated undistributed net
    investment income (loss)                                   (716)          289       (246,641)            68
  Accumulated  undistributed net realized
    gain (loss) on investments                              138,498        67,661       (507,919)      (254,802)
  Unrealized appreciation (note 4)                        2,500,862       455,564      1,293,594         55,375
                                                          ---------     ---------     ----------      ---------
    Total net assets applicable to shares outstanding    $9,850,902     3,361,367     20,806,088      1,193,309
                                                          =========     =========     ==========      =========
Shares outstanding and net asset value per share
  Investor shares of capital stock outstanding              745,639       222,264        562,628        111,094
  Net asset value per share - Investor Shares                $12.47        $14.13         $13.37         $10.30
                                                          =========     =========     ==========      =========
  Select shares of capital stock outstanding                 43,952        15,626        986,412          4,722
  Net asset value per share - Select Shares                  $12.51        $14.13         $13.47         $10.31
                                                          =========     =========     ==========      =========
See accompanying notes to financial statements.

                  LANCASTER FUNDS
              Statement of Operations
         Six Months Ended December 31, 1997
                    (Unaudited)

                                                     Capital                    Crestone   Government/
                                                     Builder    Convertible    Small Cap    Quality
                                                      Fund          Fund         Fund      Bond Fund
Investment income:
  Dividends                                           $72,348     $20,123       $26,327    $      -
  Interest                                             11,968      37,701        31,379       54,772
                                                      -------     -------       -------      -------
      Total investment income                          84,316      57,824        57,705       54,772
                                                      -------     -------       -------      -------
Expenses (note 3):
  Investment advisory fees                             38,359      11,798        82,542        5,135
  Administration fees                                  12,786       3,933        27,514        2,140
  Distribution expenses - Investor Class (note 6)      24,573       7,559        20,342        2,072
  Custodial fees                                        2,120       1,563        17,349        1,080
  Auditing and tax accounting fees                      3,126       2,550         4,195        2,828
  Blue Sky Registration fees                              336         311           775          107
  Legal fees                                              197          63           444           31
  Other operating expenses                              4,157       2,422         8,248        1,118
                                                      -------     -------       -------      -------
      Total expenses                                   85,654      30,198       161,409       14,512
                                                      -------     -------       -------      -------
      Net investment income (loss)                     (1,338)     27,626      (103,704)      40,260
                                                      -------     -------       -------      -------
Realized and unrealized gain (loss)
     on investments (note 4):
  Net realized gain                                 1,164,595     226,209     2,089,224        8,534
                                                      -------     -------       -------      -------
  Net unrealized appreciation (depreciation)
    Beginning of period                             3,058,541     401,590     2,567,511       25,352
    End of period                                   2,500,862     455,564     1,293,594       55,375
     Net unrealized appreciation (depreciation)      (557,679)     53,974    (1,273,917)      30,023
                                                      -------     -------       -------      -------
     Net realized and unrealized gain
        on investments                                606,916     280,183       815,307       38,556
                                                      -------     -------       -------      -------
Net increase in net assets
   resulting from operations                         $605,578    $307,808      $711,603      $78,816
                                                      =======     =======      ========       =======
See accompanying notes to financial statements.

                  LANCASTER FUNDS
        Statements of Changes in Net Assets
    Six Months Ended December 31, 1997 and the
              Year Ended June 30, 1997


                                                     Capital Builder                     Convertible  Fund
                                               -------------------------------   -------------------------------
                                               Six Months Ended     Year Ended   Six Months Ended   Year Ended
                                                 Dec. 31, 1997     June 30, 1997  Dec. 31, 1997    June 30, 1997
                                                  (Unaudited)                      (Unaudited)
Operations:                                       ------------     -----------     ----------       --------------
    Net investment income (loss)                    ($1,338)         $95,780         $27,626         $46,320
    Net realized gain on investments              1,164,595          459,954         226,208         112,462
    Unrealized appreciation (depreciation)         (557,679)       1,377,300          53,974         294,650
                                                 -----------      ----------       ---------        --------
        Net increase in net assets
          resulting from operations                 605,578        1,933,034         307,808         453,432
                                                 -----------      ----------       ---------        --------
Distributions to shareholders from:
    Net investment income (loss)
       Investor Shares                               (3,993)          96,553          42,139          47,520
       Select Shares                                     -               788           3,495             382
    Net realized gains-Investor Shares            1,285,460          637,685         198,629         268,230
    Net realized gains-Select Shares                 85,799               -           13,926              13
                                                 -----------      ----------       ---------        --------
        Total distributions                       1,367,266          735,026         258,188         316,145
                                                 -----------      ----------       ---------        --------
Capital share transactions: (note 5)
    Proceeds from sales                             682,790        1,882,626         290,690         807,510
    Payment for redemptions                      (1,665,115)      (2,069,290)        (97,037)       (200,965)
    Reinvestment of net investment
     income and net realized gain distributions
     at net asset value                           1,328,482          726,551         257,309         315,128
                                                 -----------      ----------       ---------        --------
        Total increase from capital
          share transactions                        346,156          539,887         450,962         921,673
                                                 -----------      ----------       ---------        --------
        Total increase (decrease) in net assets    (415,532)       1,737,895         500,581       1,058,960

Net assets:
  Beginning of period                            10,266,434        8,528,539       2,860,786       1,801,826
                                                 -----------      ----------       ---------        --------
  End of period                                  $9,850,902      $10,266,434      $3,361,367      $2,860,786

See accompanying notes to financial statements.

                  LANCASTER FUNDS
        Statements of Changes in Net Assets
    Six Months Ended December 31, 1997 and the
              Year Ended June 30, 1997

                                                         Crestone
                                                        Small Cap                       Government/Quality
                                                            Fund                            Bond Fund
                                                  -----------------------------    -------------------------------
                                                Six Months Ended    Year Ended      Six Months Ended   Year Ended
                                                December 31, 1997  June 30, 1997    December 31, 1997  June 30, 1997
                                                   (Unaudited)                        (Unaudited)
Operations:                                       ---------------  ------------     ----------------   -------------
    Net investment income (loss)                     ($103,704)      ($142,936)       $40,260          $139,678
    Net realized gain (loss) on investments          2,089,224       1,699,641          8,534           (38,250)
    Unrealized appreciation (depreciation)          (1,273,917)      1,311,326         30,023            71,258
                                                    -----------     ----------        -------           --------
        Net increase in net assets
          resulting from operations                    711,603       2,868,031         78,816           172,686
                                                    -----------     ----------        -------           --------
Distributions to shareholders from:
    Net investment income-Investor Shares                  -                -          38,307           143,641
    Net investment income-Select Shares                    -                -           1,666             1,142
    Net realized gains - Investor Shares             1,492,780         779,224              -               -
    Net realized gains - Select Shares               2,615,367         969,425              -               -
                                                    -----------     ----------        -------           --------
        Total distributions                          4,108,148       1,748,649         39,973           144,783
                                                    -----------     ----------        -------           --------
Capital share transactions: (note 5)
    Proceeds from sales                              2,038,552      16,118,563         32,699           228,936
    Payment for redemptions                         (2,264,234)    (14,811,156)    (1,400,965)       (1,423,269)
    Reinvestment of net investment
     income and net realized gain distributions
     at net asset value                              3,969,950       1,704,197         35,576           128,629
                                                    -----------     ----------        -------           --------
        Total increase (decrease) from capital
          share transactions                         3,744,269       3,011,604     (1,332,689)       (1,065,704)
                                                    -----------     ----------        -------           --------
        Total increase (decrease) in net assets        347,725       4,130,986     (1,293,846)       (1,037,801)

Net assets:
  Beginning of period                               20,458,364      16,327,378      2,487,155         3,524,956
                                                    -----------     ----------        -------           --------
  End of period                                    $20,806,089     $20,458,364     $1,193,309        $2,487,155
                                                    ===========     ==========      =========         ==========

See accompanying notes to financial statements.

                                 LANCASTER FUNDS
                              FINANCIAL HIGHLIGHTS
         SIX MONTHS ENDED DECEMBER 31, 1997 AND THE YEAR ENDED JUNE 30,
            1997 AND THE PERIOD FROM AUGUST 24, 1995 (COMMENCEMENT OF
                          OPERATIONS) TO JUNE 30, 1996

                                                    CAPITAL BUILDER FUND - INVESTOR SHARES (A)
                                           --------------------------------------------------------------

                                             SIX MONTHS ENDED    YEAR ENDED      PERIOD ENDED
                                              DEC. 31, 1997    JUNE 30, 1997    JUNE 30, 1996
                                               (UNAUDITED)
NET ASSET VALUE:
  Beginning of period                            $13.63           $11.98             10.00
                                                 ------           ------             -----
  Income from investment operations:
    Net investment income                          0.00             0.13              0.04
    Net realized and unrealized gain
        on investments                             0.84             2.53              1.98
                                                   ----             ----              ----
     Total income from
         investment operations                     0.84             2.66              2.02
                                                   ----             ----              ----
Less Distributions:
    Dividends from net investment income           0.00            (0.13)            (0.04)
    Dividends from capital gains                  (2.00)           (0.88)             0.00
                                                  ------           ------             ----
    End of period                                $12.47           $13.63             11.98
                                                 ======           ======             =====

TOTAL RETURN                                      12.90%(b)        23.52%            24.14%(b)
                                                  ======           ======            =====

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                   $9,301,063       $9,994,424         8,528,539

  Ratio of expenses to average net assets           1.70%(b)        1.84%             1.82%(b)

  Ratio of net income(loss) to average net assets  (0.05)%(b)       1.06%             0.42%(b)

  Portfolio turnover rate                          20.71%           22.80%            31.35%

  Average Commission Rate (c)                      $0.0695          $0.0922            N/A

(A) ALL CAPITAL  SHARES  ISSUED AND  OUTSTANDING  AS OF SEPTEMBER  30, 1996 WERE
    RECLASSIFIED AS INVESTOR SHARES.
(B) ANNUALIZED FOR THOSE PERIODS LESS THAN TWELVE MONTHS IN DURATION.
(C) COMPUTED  BY DIVIDING  THE TOTAL  AMOUNT OF  COMMISSIONS  PAID BY THE TOTAL
    NUMBER OF SHARES  PURCHASED  AND SOLD  DURING THE  PERIOD FOR WHICH  THERE
    WAS A COMMISSION CHARGED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 LANCASTER FUNDS
                              FINANCIAL HIGHLIGHTS
         SIX MONTHS ENDED DECEMBER 31, 1997 AND THE PERIOD FROM MARCH 3,
              1997 (COMMENCEMENT OF CLASS SHARES) TO JUNE 30, 1997

                                   CAPITAL BUILDER FUND - SELECT SHARES (A)
                                   --------------------------------------------

                                           SIX MONTHS ENDED     PERIOD ENDED
                                           DEC. 31, 1997       JUNE 30, 1997
                                            (UNAUDITED)
NET ASSET VALUE:                           ---------------      --------------
  Beginning of period                           $13.63               $12.47
                                                ------               ------

  Income from investment operations:
    Net investment income                         0.03                 0.00
    Net realized and unrealized gain
        on investments                            0.85                 1.23
                                                  ----                 ----
     Total income from
         investment operations                    0.88                 1.23
                                                  ----                 ----

    Distributions from capital gains             (2.00)               (0.07)
                                                 ------               ------

  End of period (b)                             $12.51               $13.63
                                                ======               ======

TOTAL RETURN (B)                                 12.82%(d)            9.62%(c)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                    $549,839             $272,010

  Ratio of expenses to average net assets        1.20%(d)            0.96%(d)

  Ratio of net income to average net assets      0.46%(d)            0.81%(d)

  Portfolio turnover rate                       20.71%               22.80%

  Average Commission Rate (e)                   $0.0695              $0.0922

(A) COMMENCING OCTOBER 1, 1996, THE FUND BEGAN OFFERING SELECT SHARES.
(B) EXCLUDES MAXIMUM SALES CHARGE OF 3.9%.
(C) TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
(D) ANNUALIZED FOR THOSE PERIODS LESS THAN TWELVE MONTHS IN DURATION.
(E) COMPUTED BY DIVIDING THE TOTAL AMOUNT OF COMMISSIONS PAID BY THE TOTAL NUMBER OF SHARES PURCHASED AND SOLD DURING THE PERIOD FOR WHICH THERE WAS A COMMISSION CHARGED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 LANCASTER FUNDS
                              FINANCIAL HIGHLIGHTS
                   SIX MONTHS ENDED DECEMBER 31, 1997 AND THE
              YEARS ENDED JUNE 30, 1997, 1996, 1995, 1994, AND 1993

                                                        CONVERTIBLE FUND - INVESTOR SHARES (A)
                             ---------------------------------------------------------------------------------------------

                                   SIX MONTHS ENDED
                                   DEC. 31, 1997      1997          1996         1995         1994         1993
                                    -------------     ----          ----         ----         ----         ----
                                      (UNAUDITED)
                                      -----------
NET ASSET VALUE:
  Beginning of period                    $13.82       $13.20        11.97        11.69        12.58        10.76
                                         ------       ------        -----        -----        -----        -----

  Income (loss) from investment operations:
    Net investment income                  0.21         0.26         0.33         0.30         0.29         0.33
    Net realized and unrealized
        gain (loss) on investments         1.29         2.10         1.73         1.01        (0.53)        2.16
                                           ----         ----         ----         ----        ------        ----
     Total income (loss) from
         investment operations             1.50         2.36         2.06         1.31        (0.24)        2.49
                                           ----         ----         ----         ----        ------        ----

  Less distributions:
    Dividends from net
      investment income                   (0.21)       (0.26)       (0.33)       (0.30)       (0.29)       (0.33)
    Distributions from capital gains      (0.98)       (1.48)       (0.50)       (0.73)       (0.36)       (0.34)
                                          ------       ------       ------       ------       ------       ------
      Total distributions                 (1.19)       (1.74)       (0.83)       (1.03)       (0.65)       (0.67)
                                          ------       ------       ------       ------       ------       ------

  End of period                          $14.13       $13.82        13.20        11.97        11.69        12.58
                                         ======       ======        =====        =====        =====        =====

TOTAL RETURN                              21.54%(c)     19.51%       17.60%       14.09%       (2.26%)      24.06%
                                          =====        ======       ======       ======       =======      ======

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period          $3,140,596      2,860,786    1,801,826    1,764,967    2,708,104    2,368,876

  Ratio of expenses to
    average net assets                     1.95%(c)     1.93%        1.93%        2.25%        2.06%        2.13%
  Ratio of net income to
    average net assets                     1.74%(c)     1.95%        2.53%        2.58%        2.27%        2.91%

  Portfolio turnover rate                 41.27%      100.15%       79.30%       51.31%       65.76%       69.72%

  Average Commission Rate (b)             $0.1645      $0.1206        N/A          N/A          N/A         N/A

(A) ALL CAPITAL  SHARES  ISSUED AND  OUTSTANDING  AS OF SEPTEMBER  30, 1996 WERE
    RECLASSIFIED AS INVESTOR SHARES.
(B) COMPUTED  BY DIVIDING  THE TOTAL  AMOUNT OF  COMMISSIONS  PAID BY THE TOTAL
    NUMBER OF SHARES  PURCHASED  AND SOLD  DURING THE  PERIOD FOR WHICH  THERE
    WAS A COMMISSION CHARGED.
(C) ANNUALIZED FOR THOSE PERIODS LESS THAN TWELVE MONTHS IN DURATION.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 LANCASTER FUNDS
                              FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED DECEMBER 31, 1997 AND THE PERIOD FROM JUNE 16, 1997
                 (COMMENCEMENT OF CLASS SHARES) TO JUNE 30, 1997

                          CONVERTIBLE FUND - SELECT SHARES (A)
                          -------------------------------------------------

                                 SIX MONTHS ENDED           PERIOD ENDED
                                   DEC. 31, 1997            JUNE 30, 1997
                                   (UNAUDITED)
NET ASSET VALUE:
  Beginning of period                  $13.83                 $13.75
                                       ------                 ------

  Income (loss) from investment operations:
    Net investment income                0.24                   0.01
    Net realized and unrealized
        gain (loss) on investments       1.27                   0.17
                                         ----                   ----
     Total income (loss) from
         investment operations           1.51                   0.18
                                         ----                   ----

  Less distributions:
    Dividends from net
      investment income                 (0.24)                 (0.10)
    Distributions from capital gains    (0.97)                  0.00
                                        ------                  ----
      Total distributions               (1.21)                 (0.10)
                                        ------                 ------

  End of period                        $14.13(b)               $13.83(b)

TOTAL RETURN                            21.94%(b)(c)            1.25%(b)(c)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period            $220,771                 57,682

  Ratio of expenses to
    average net assets                   1.45%(c)              141%(d)
  Ratio of net income to
    average net assets                   2.25%(c)              3.11%(d)

  Portfolio turnover rate               41.27%                 22.80%

  Average Commission Rate (b)           $0.1645                $0.1206

(A)  COMMENCING  OCTOBER 1, 1996, THE FUND BEGAN  OFFERING  SELECT  SHARES.
(B)  EXCLUDES MAXIMUM SALES CHARGE OF 3.9%.
(C) TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THEYEAR.
(C) ANNUALIZED FOR THOSE PERIODS LESS THAN TWELVE MONTHS IN DURATION.
(D) COMPUTED BY DIVIDING THE TOTAL AMOUNT OF COMMISSIONS  PAID BY THE
    TOTAL NUMBER OF SHARES PURCHASED AND SOLD DURING THE PERIOD FOR WHICH THERE WAS A COMMISSION CHARGED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 LANCASTER FUNDS
                              FINANCIAL HIGHLIGHTS

                   SIX MONTHS ENDED DECEMBER 31, 1997 AND THE
              YEARS ENDED JUNE 30, 1997, 1996, 1995, 1994 AND 1993

                                                         CRESTONE SMALL CAP FUND - INVESTOR SHARES (A)
                              -----------------------------------------------------------------------------------------------------

                              SIX MONTHS ENDED
                                DEC. 31, 1997   JUNE 30, 1997  JUNE 30, 1996  JUNE 30, 1995  JUNE 30, 1994   JUNE 30, 1993
                                -------------   ------------  -------------   -------------  -------------   -------------
                                 (UNAUDITED)
                                 -----------

NET ASSET VALUE:
  Beginning of period                 $16.14       $15.27        13.49         11.59           11.77           10.00
                                      ------       ------        -----         -----           -----           -----

  Income from investment operations:
    Net investment loss                (0.11)       (0.12)       (0.10)        (0.08)          (0.07)          (0.05)
    Net realized and unrealized gain
        on investments                  0.62         2.45         2.91          2.34            0.20            1.83
                                        ----         ----         ----          ----            ----            ----
     Total income from
         investment operations          0.51         2.33         2.81          2.26            0.13            1.78
                                        ----         ----         ----          ----            ----            ----

    Distributions from capital gains   (3.28)       (1.46)       (1.03)        (0.36)          (0.31)          (0.01)
                                       ------       ------       ------        ------          ------          ------

  End of period                       $13.37       $16.14        15.27         13.49           11.59           11.77
                                      ======       ======        =====         =====           =====           =====

TOTAL RETURN                            7.26%(c)    15.93%       22.33%        20.33%           1.21%          17.80%
                                        ====        ======       ======        ======           =====          ======

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period          $7,519,826    7,839,528   16,327,378     9,589,788       7,218,944       3,137,762

  Ratio of expenses to
      average net assets                1.79%(c)      1.87%        1.75%         1.93%           1.91%           2.18%

  Ratio of net income to
      average net assets               (1.26%(c)    (1.02%)      (0.67%)          (0.60%)        (0.60%)         (0.87%)

  Portfolio turnover rate             105.44%      226.30%       150.05%        86.50%          75.23%          47.55%

  Average Commission Rate (b)          $0.0623      $0.0592        N/A             N/A            N/A             N/A

(A) ALL CAPITAL  SHARES  ISSUED AND  OUTSTANDING  AS OF SEPTEMBER  30, 1996 WERE
RECLASSIFIED  AS INVESTOR  SHARES.
(B)  COMPUTED  BY DIVIDING  THE TOTAL  AMOUNT OF  COMMISSIONS  PAID BY THE TOTAL
NUMBER OF SHARES  PURCHASED  AND SOLD  DURING THE  PERIOD FOR WHICH  THERE WAS A
COMMISSION CHARGED.
(C)  ANNUALIZED  FOR THOSE  PERIODS  LESS THAN TWELVE  MONTHS IN  DURATION.  SEE
ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 LANCASTER FUNDS
                              FINANCIAL HIGHLIGHTS

                SIX MONTHS ENDED DECEMBER 31, 1997 AND THE PERIOD
              FROM OCTOBER 1, 1996 (COMMENCEMENT OF OPERATIONS) TO
                                  JUNE 30, 1997

                                                    CRESTONE SMALL CAP FUND
                                                       SELECT SHARES (A)
                                      ------------------------------------------

                                           SIX MONTHS ENDED     PERIOD ENDED
                                            DEC. 31, 1997       JUNE 30, 1997
                                            -------------       -------------
                                            (UNAUDITED)

NET ASSET VALUE:
  Beginning of period                             $16.20              $15.44
                                                  ------              ------

  Income from investment operations:
    Net investment income                          (0.07)              (0.08)
    Net realized and unrealized gain
        on investments                              0.62                2.26
                                                    ----                ----
     Total income from
         investment operations                      0.55                2.18
                                                    ----                ----

    Distributions from capital gains               (3.28)              (1.42)
                                                   ------              ------

  End of period                                  $13.47(b)             $16.20(b)

TOTAL RETURN                                  7.72%(b)(d)           16.04%(b)(c)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                    $13,286,262         $12,618,836

  Ratio of expenses to average net assets          1.29%(d)            1.18%(d)

  Ratio of net income to average net assets       (0.76%)(d)          (0.48%)(d)

  Portfolio turnover rate                        105.44%             226.30%

  Average Commission Rate (e)                     $0.0623             $0.0592

(A)  COMMENCING  OCTOBER 1, 1996, THE FUND BEGAN  OFFERING  SELECT  SHARES.
(B) EXCLUDES MAXIMUM SALES CHARGE OF 3.9%.
(C) TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
(D) ANNUALIZED FOR THOSE PERIODS LESS THAN TWELVE MONTHS IN DURATION.
(E) COMPUTED BY DIVIDING THE TOTAL AMOUNT OF COMMISSIONS PAID BY THE TOTAL NUMBER OF SHARES PURCHASED AND SOLD DURING THE PERIOD FOR WHICH THERE WAS A COMMISSION CHARGED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 LANCASTER FUNDS
                              FINANCIAL HIGHLIGHTS

                   SIX MONTHS ENDED DECEMBER 31, 1997 AND THE
              YEARS ENDED JUNE 30, 1997, 1996, 1995, 1994, AND 1993

                                                 GOVERNMENT/QUALITY BOND FUND - INVESTOR SHARES (A)
                             -------------------------------------------------------------------------------------------

                                   SIX MONTHS ENDED
                                    DEC. 31, 1997    1997        1996         1995       1994        1993
                                    -------------    ----        ----         ----       ----        ----
                                     (UNAUDITED)
                                    -----------

NET ASSET VALUE:
  Beginning of period                  $10.19      $10.15       10.43        10.21      11.17       10.93
                                       ------      ------       -----        -----      -----       -----

  Income (loss) from
      investment operations:
    Net investment income                0.35        0.53        0.55         0.60       0.54        0.64
    Net realized and unrealized
        gain (loss) on investments       0.11        0.06       (0.28)        0.22      (0.75)       0.43
                                         ----        ----       ------        ----      ------       ----
     Total income (loss) from
         investment operations           0.46        0.59        0.27         0.82      (0.21)       1.07
                                         ----        ----        ----         ----      ------       ----

  Less distributions:
    Dividends from net
       investment income                (0.35)      (0.55)      (0.55)       (0.60)     (0.54)      (0.64)
    Distributions from capital gains     0.00        0.00        0.00         0.00      (0.21)      (0.19)
                                         ----        ----        ----         ----      ------      ------
      Total distributions               (0.35)      (0.55)      (0.55)       (0.60)     (0.75)      (0.83)
                                        ------      ------      ------       ------     ------      ------

  End of period                        $10.30      $10.19       10.15        10.43      10.21       11.17
                                       ======      ======       =====        =====      =====       =====

TOTAL RETURN                           8.92%(b)       6.37%       2.83%        9.42%     (2.00%)     11.00%
                                       =====         =====       =====        =====     =======     ======

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period       $1,144,641     2,442,757   3,524,956    4,693,924  8,832,147   9,709,386

  Ratio of expenses to
     average net assets                1.72%(b)      1.49%       1.42%        1.47%      1.37%       1.38%
  Ratio of net income to
     average net assets                4.75%(b)      5.13%       5.21%        5.86%      4.94%       6.25%

  Portfolio turnover rate              0.00%         8.70%      36.11%        9.33%    218.11%     175.95%

(A) ALL CAPITAL  SHARES  ISSUED AND  OUTSTANDING  AS OF SEPTEMBER  30, 1996 WERE
RECLASSIFIED  AS INVESTOR  SHARES.
(B) ANNUALIZED FOR THOSE PERIODS LESS THAN TWELVE MONTHS IN DURATION.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 LANCASTER FUNDS
                              FINANCIAL HIGHLIGHTS

           SIX MONTHS ENDED DECEMBER 31, 1997 AND THE PERIOD FROM JUNE
            16, 1997 (COMMENCEMENT OF CLASS SHARES) TO JUNE 30, 1997

                                               GOVERNMENT/QUALITY BOND FUND
                                                 SELECT SHARES (A)
                                     -------------------------------------------

                                       SIX MONTHS ENDED       PERIOD ENDED
                                       DEC. 31, 1997         JUNE 30, 1997
                                        (UNAUDITED)
                                        -----------           -------------
NET ASSET VALUE:
  Beginning of period                        $10.19              $10.49
                                             ------              ------

  Income (loss) from investment operations:
    Net investment income                      0.37                0.01
    Net realized and unrealized
        gain (loss) on investments             0.11               (0.04)
                                               ----               ------
     Total income (loss) from
         investment operations                 0.48               (0.03)
                                               ----               ------

  Less distributions:
    Dividends from net
       investment income                      (0.37)              (0.27)
                                              ------              ------

  End of period                              $10.30(b)            $10.19(b)

TOTAL RETURN                                  8.92%(b)(d)         (0.30)(b)(c)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                  $48,668              44,398

  Ratio of expenses to
     average net assets                       1.47%(d)             0.96%(d)
  Ratio of net income to
     average net assets                       5.00%(d)             4.52%(d)

  Portfolio turnover rate                     0.00%               8.70%

(A) COMMENCING OCTOBER 1, 1996, THE FUND BEGAN OFFERING SELECT SHARES.
(B) EXCLUDES MAXIMUM SALES CHARGE OF 1.5%.
(C) TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
(D) ANNUALIZED FOR THOSE PERIODS LESS THAN TWELVE MONTHS IN DURATION.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 LANCASTER FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1997

1.  ORGANIZATION
     SMITH HAYES Trust, Inc., d/b/a Lancaster Funds, (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust issues its shares in series, each series representing a distinct fund with its own investment objectives and policies. These financial statements relate only to the following funds:

        Capital Builder Fund                    Crestone Small Cap Fund
        Convertible Fund                        Government/Quality Bond Fund

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies employed by the Trust in preparing its financial statements:

     USE OF ESTIMATES: In preparing the financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and changes in net assets for the period. Actual results could differ from those estimates.

     VALUATION OF INVESTMENTS
     Investment securities are carried at market determined using the following valuation methods:

     o Securities traded on a national or regional stock exchange or included in the NASDAQ National Market System are valued at the last quoted sales price.

     o Securities not listed on an exchange or securities for which a latest quoted sales price is not readily available and securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

     o Securities including bonds or other assets for which reliable recent market quotations are not readily available are valued at fair market value as determined in good faith or under the direction of The Board of Directors. Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

     All securities are valued in accordance with the above policies at the close of each business day.

                                 LANCASTER FUNDS
                          NOTES TO FINANCIAL STATEMENTS

2.  CONTINUED
     At December 31, 1997, the cost of investment securities is identical for financial reporting and income tax purposes.

     When a call option is written on behalf of a fund, an amount equal to the premium received by the fund is included by the fund in the fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. The current market value of a traded option is the last sales price on the principal exchange on which such options are traded, or in the absence of such a sale, at the latest ask quotation. When an option expires on its stipulated expiration date or the fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of a closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     When a put option is written, an amount equal to the premium paid by the fund is included by the fund in the fund's statement of assets and liabilities as an asset. The amount of the asset is subsequently marked to market to reflect the current value of the option written. The current market value of a traded option is the last sales price on the principal exchange on which such options are traded, or in the absence of such a sale, at the latest ask quotation. When an option expires on its stipulated expiration date or the fund enters into a closing sales transaction, the fund realizes a gain (or loss if the cost of a closing transaction is lower than the premium paid when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the asset related to such option is extinguished. When an option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from the sale are decreased by the premium originally paid.

     At December 31, 1997, the funds authorized to write option contracts had no such option contracts outstanding nor were any written during the year then ended.

     SECURITY TRANSACTIONS
     Security transactions are accounted for on the date securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Amortization of premium and discount is accrued using both the constant yield and the straight-line methods.

     Realized investment gains and losses are determined by specifically identifying the issue sold.

                                 LANCASTER FUNDS
                          NOTES TO FINANCIAL STATEMENTS

2.  CONTINUED
     FEDERAL INCOME TAXES
     It is the policy of each fund to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute virtually all of the taxable income generated by the funds to their shareholders within the time period allowed by Federal law. Each fund is treated as a separate entity for tax purposes, and on a calendar basis will distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any federal excise tax. The funds will not distribute net realized losses. Distributions will be made when capital gains have been generated to cover these losses. Each fund prepares its tax return on an accrual basis. The Government/Quality Bond Fund has unused capital loss carry forwards of approximately $270,000 available for federal income tax purposes at December 31, 1997.
     The loss begins expiring in 2003.

     Internal Revenue Code requirements regarding distributions may differ from amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

     DISTRIBUTIONS TO SHAREHOLDERS
     Dividends to shareholders are recorded on the ex-dividend date.

     CASH EQUIVALENTS
     The Trust considers investments with a maturity of three months or less when purchased to be cash equivalents.

3.   RELATED PARTY TRANSACTIONS
     The Trust and each fund have retained CONLEY SMITH, Inc. (the Adviser) as their exclusive investment adviser. The agreement provides that each fund, except the Government/Quality Bond Fund, will pay the Adviser a fee equal to .75% per annum of the fund's average daily net assets. The Government/Quality Bond Fund pays .60% per annum of its average daily net assets.

     The Trust and each fund also retained Lancaster Administrative Services, Inc. (the Administrator) to act as its administrator and transfer agent. The agreement provides that each fund will pay an administrative fee to the Administrator equal to .25% per annum of its average daily net assets.

                                 LANCASTER FUNDS
                          NOTES TO FINANCIAL STATEMENTS

3.   CONTINUED

     In addition to the advisory and administrative services agreements, the Trust and each fund have retained SMITH HAYES Financial Services Corporation (the Distributor), a company related through common ownership and management, to act as the underwriter and distributor of the fund's shares. Pursuant to the shareholder approved distribution plan under Rule 12b-1, Investor shares of each fund will reimburse the distributor for shareholder-related expenses incurred in connection with the distribution of the fund's shares, however, under no circumstances shall such reimbursement exceed .50% per annum of the fund's average daily net assets (.25% for the Government/Quality Bond Fund).

     Under the terms of the advisory, administrative and distribution agreements outlined above, the funds collectively paid $137,834, $46,373, and $54,546, respectively, for such services. Of the amount paid to the Distributor, $52,624 was retained by them for sales of the Trust's shares made by their agents and brokers. The distributor also received $3,359 as its portion of the sales charges paid by purchasers of the Select shares of the funds. Such sales charges are not an expense of the Funds and hence are not reflected in the accompanying statement of operations.

     At  December  31,  1997,  the  following  accrued  investment   management,
     administrative fees and distribution expenses were payable to the Adviser, Administrator and the Distributor:

                                 Payable        Payable      Payable
                                   to             to           to
                                 Adviser     Administrator Distributor   Total
                                 -------    -------------  ----------   -------
     Capital Builder Fund         $6,355        $2,118        $4,011   $12,484
     Convertible Fund              5,160           687         1,299     7,146
     Crestone Small Cap Fund      32,458         4,348         3,184    39,989
     Government/Quality
       Bond Fund                     653           272           263     1,188

     Under the terms of the adviser agreement, the Adviser may be obligated to reimburse a fund up to the amount of the Adviser's fee paid to the Adviser if during any year the expenses of the fund, including the Adviser's fee, exceed certain limitations. At December 31, 1997, no expense reimbursement was required.

                                 LANCASTER FUNDS
                          NOTES TO FINANCIAL STATEMENTS

4.   SECURITIES TRANSACTIONS
     In addition to the amounts paid by the funds under the adviser, administrative and distribution plans, the funds used SMITH HAYES Financial Services Corporation (SMITH HAYES) to affect security trades on their behalf. As is customary in the industry, the investment sub-advisers evaluate the pricing and ability to execute the transaction in selecting brokers to affect trades. SMITH HAYES was paid commissions in the amount of $11,622 for their brokerage services during the six months ended December 31, 1997.

     Purchases of securities and proceeds from sales of securities during the six months ended December 31, 1997, were as follows for each fund:

                                               Purchases of        Proceeds
                                              Securities          from Sales
                                              ------------        -----------
        Capital Builder Fund                    $1,926,292        $2,483,937
        Convertible Fund                         1,134,737         1,074,603
        Small Cap Fund                          21,758,908        22,862,515
        Government/Quality Bond Fund                 -             1,214,500

     At December 31, 1997, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation of securities in each fund were as follows:

                                                       Aggregate Gross
                                                         Unrealized
                                               Appreciation       Depreciation
                                               ------------       ------------
        Capital Builder Fund                    $2,748,557          $247,695
        Convertible Fund                           500,054            44,490
        Small Cap Fund                           2,668,850         1,375,256
        Government/Quality Bond Fund                57,373             1,998


5.   CAPITAL SHARE TRANSACTIONS
     The Trust is authorized to issue a total of one billion shares of common stock in series with a par value of $.001 per share. The Board of Directors authorized the issuance of 120,000,000 shares in three classes of
     40,000,000 shares each designated Select, Investor and Market shares for each of the funds. Market shares are currently not offered by the funds. Effective October 1, 1996, the Funds offer shares in two classes: Investor and Select. All outstanding shares were reclassified to Investor Shares on September 30, 1996. Investor shares are sold without a sales load, but with a Rule 12b-1 fee. Select shares are sold with a front-end sales load of up to 3.90%. Select shares do not incur a Rule 12b-1 fee.

                                 LANCASTER FUNDS
                          NOTES TO FINANCIAL STATEMENTS

5.   CONTINUED

     Transactions in the capital stock of each fund for the six months ended December 31, 1997, were as follows:

                                                 Capital          Capital
                                                 Builder          Builder
                                                  Fund             Fund
                                             Investor Shares   Select Shares
                                             -------------    ---------------
         Transactions in shares:
         Shares sold                            25,455.833      23,237.514
         Shares redeemed                      (114,700.626)     (4,633.226)
         Reinvested distributions              101,474.857       5,389.172
                                              ------------       ---------
         Net increase                           12,230.064      23,993.460
                                             =============      ==========


                                                Convertible     Convertible
                                                   Fund            Fund
                                              Investor Shares   Select Shares
                                             -------------    ---------------
         Transactions in shares:
         Shares sold                             9,069.475      10,173.434
         Shares redeemed                        (6,636.393)              -
         Reinvested distributions               17,110.443       1,242.560
                                                ----------      ----------
         Net increase                           19,543.525      11,415.994
                                                ==========     ===========


                                                  Crestone        Crestone
                                                  Small Cap       Small Cap
                                                    Fund            Fund
                                               Investor Shares   Select Shares
                                               -------------    ---------------
         Transactions in shares:
         Shares sold                            22,274.837      91,911.827
         Shares redeemed                       (53,401.218)    (78,911.723)
         Reinvested distributions              107,981.909     194,276.888
                                               -----------     -----------
         Net increase                           76,855.528     207,276.992
                                              ============     ===========

                                 LANCASTER FUNDS
                          NOTES TO FINANCIAL STATEMENTS

5.   CONTINUED

                                                Government/     Government/
                                                 Quality Bond   Quality Bond
                                                   Fund            Fund
                                              Investor Shares   Select Shares
                                               -------------    ---------------
         Transactions in shares:
         Shares sold                             2,188.667         977.544
         Shares redeemed                      (134,046.064)       (772.786)
         Reinvested distributions                3,295.471         161.898
                                            --------------       ---------
         Net increase (decrease)              (128,561.926)        355.656
                                              =============      =========

     At December 31, 1997, directors, officers and employees of the Trust, the Adviser, Administrator and Distributor and their immediate families held the following in each fund:
                                                      Shares           Value
                                                    ----------        ---------
         Capital Builder Fund Investor Shares       43,978.404        $548,411
         Capital Builder Fund Select Shares          5,485.839          68,628
         Convertible Fund Select Shares              3,299.979          46,629
         Crestone Small Cap Fund Select Shares      10,128.967         136,437
         Government/Quality Bond Fund Select Shares    465.586           4,800

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                LANCASTER FUNDS
                             NEBRASKA TAX-FREE FUND

                               SEMI-ANNAUL REPORT
                                DECEMBER 31, 1997

                  Schedule of Investments........................   1

                  Statement of Assets and Liabilities............   8

                  Statement of Operations........................   9

                  Statements of Changes in Net Assets............  10

                  Financial Highlights...........................  11

                  Notes to Financial Statements..................  12

                             NEBRASKA TAX FREE FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1997

                                                              PERCENT
PRINCIPAL                                                      OF NET    MARKET
  AMOUNT              TAX-EXEMPT SECURITIES- 93.18%            ASSETS     VALUE
  ------              -----------------------------            ------     -----

                                EDUCATION                       7.51%

$50,000   Lancaster County School District 001
          General Obligation Bonds Series 1993 6.00% Due 1/15/12        $51,000

300,000   Nebraska Higher Education Loan Program Junior
          Subordinate Bonds, Series A-6, 6.40% Due 6/1/13               322,095

100,000   Nebraska Educational Finance Authority Revenue Bonds
          Series 1995 (Concordia Teacher's College) 5.90% Due 12/15/15  104,253

200,000   Nebraska Educational Finance Authority Revenue Bonds
          Series 1995 (Midland Lutheran College) 6.25% Due 6/15/15      208,755

100,000   Nebraska Educational Finance Authority Revenue Bonds
          Series 1994 (Dana College Project) 6.75% Due 6/1/14           111,824
                                                                        -------
                                                                        797,927

                      ELECTRICAL, WATER, SEWER              5.95%

300,000   City Of Grand Island, Sewer System Revenue Bonds
          Series 1994, 6.00% Due 4/1/14                                 318,342

100,000   City Of Hastings, Nebraska Combined Utility Revenue Bonds
          Series 1994, 6.875% Due 10/15/14                              104,643

200,000   City Of Kearney, Nebraska Combined Utilities Revenue
          Refunding Bonds, Series 1994, 6.10% Due 6/1/14                209,640
                                                                        -------
                                                                        632,625

                         GENERAL OBLIGATION                 23.72%

 50,000   Boyd County Nebraska School District No. 38 (Spencer-Naper)
          General Obligation Bonds, 5.85% Due 6/15/13                    51,846

                             NEBRASKA TAX FREE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1997

                                                              PERCENT
PRINCIPAL                                                      OF NET    MARKET
  AMOUNT            TAX-EXEMPT SECURITIES (CONTINUED)          ASSETS    VALUE
---------      -------------------------------------------    -------- ---------
                      GENERAL OBLIGATION (CONTINUED)

$120,000   Colfax County Nebraska School District No. 2 (Schuyler)
           General Obligation Bonds, Series 1993, 5.65% Due 12/15/09  $120,000

 150,000   Colfax County Nebraska School District No. 2 (Schuyler)
           General Obligation Bonds, Series 1993, 5.75% Due 12/15/11   150,000

 400,000   Dawson County Sanitary & Improvement Dist #1 Refunding
           Bond, Series 1997, IBP 5.65% Due 2/1/22                     420,195

 200,000   Douglas County School District No. 017
           (Millard Public Schools) Refunding Bonds                    203,750
           Series 1996A 4.65% Due 10/1/01

 100,000   Douglas County Nebraska Sanitary & Improvement
           District No.. 257 Refunding Bonds (Ramble Ridge) 6.25%      104,232
           Due 5/15/09

 150,000   Douglas County School District No. 010
           (Elkhorn Public Schools) Refunding Bonds                    156,470
           Series 1995 6.40% Due 12/15/08

 100,000   Douglas County School District No. 010
           (Elkhorn Public Schools) Refunding Bonds                    104,554
           Series 1994 6.60% Due 12/15/10

 100,000   Douglas County School District No. 010
           (Elkhorn Public Schools) Refunding Bonds                    104,833
           Series 1994 6.75% Due 12/15/14

                             NEBRASKA TAX FREE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1997

                                                              PERCENT
PRINCIPAL                                                      OF NET    MARKET
  AMOUNT            TAX-EXEMPT SECURITIES (CONTINUED)          ASSETS    VALUE
---------      -------------------------------------------    -------- ---------
                      GENERAL OBLIGATION (CONTINUED)

$100,000   Keith County School District No. 001
           (Ogallala Public Schools) School Building Bonds
           Series 1994B 6.30% Due 11/15/09                            $103,829

 350,000   Lancaster County School District 001 (Lincoln)
           Lease Purchase 4.15% Due 10/26/00                           350,000

 100,000   Lincoln-Lancaster County Public Building Commission
           Series 1994 6.20% Due 10/15/11                              106,750

 100,000   Morrill County Nebraska School District No. 021
           (Bayard) 5.80% Due 5/15/06                                  100,000

 100,000   City Of North Platte Various Purpose Bonds
           Series 1995 6.20% Due 3/15/15                               104,271

 175,000   Saunders County School District 107 (Cedar Bluffs)
           Public Schools 6.35% Due 7/1/14                             180,543

 150,000   Western Nebraska Community College Certificates
           Of Participation Lease Rentals 6.55% Due 10/15/13           161,401
                                                                       -------
                                                                     2,522,674

                               HOUSING                      17.46%

 150,000   Nebraska Investment Finance Authority Hospital Revenue
           Bonds (Great Plains Regional Medical Center Project)        165,425
           6.50% Due 5/15/14

 200,000   Nebraska Investment Finance Authority Hospital Revenue
           Bonds (Nebraska Methodist Healthcare System)                206,426
           6.55% Due 3/1/99

                             NEBRASKA TAX FREE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1997

                                                              PERCENT
PRINCIPAL                                                      OF NET
  AMOUNT            TAX-EXEMPT SECURITIES (CONTINUED)          ASSETS    MARKET
                                                                          VALUE
---------      -------------------------------------------    -------- ---------
                           HOUSING (CONTINUED)


$75,000   Nebraska Investment Finance Authority Hospital Revenue
          Bonds (Foundation Educational Building Fund)
          7.00% Due 11/1/09                                              $75,000

210,000   Nebraska Investment Finance Authority Multi-Family Revenue
          Bonds (Waterbrook Apt. Project) 5.60% Due 4/1/07               210,000

100,000   Nebraska Investment Finance Authority Single Family Housing
          Revenue Bonds 1995 Series A,  6.15% Due 3/1/09                 100,000

100,000   Nebraska Investment Finance Authority Single Family Housing
          Revenue Bonds 1995 Series A,  6.20% Due 9/1/10                 100,000

185,000   Nebraska Investment Finance Authority Single Family Housing
          Revenue Bonds 1994 Series A-1,  6.30% Due 3/1/17               185,000

100,000   Nebraska Investment Finance Authority Single Family Housing
          Revenue Bonds 1996 Series A,  5.95% Due 3/1/27                 100,000

250,000   Nebraska Investment Finance Authority Single Family Housing
          Revenue Bonds 1995 Series B,  6.40% Due 9/1/26                 250,000

465,000   Nebraska Investment Finance Authority Single Family Housing
          Revenue Bonds 1994 Series D-1,  7.30% Due 9/1/26               465,000
                                                                       1,856,851

                               POWER                       5.44%

100,000   McCook Public Power  District Electric System Revenue
          And Refunding Bonds 6.75% Due 12/15/09                         104,745

                             NEBRASKA TAX FREE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1997

                                                              PERCENT
PRINCIPAL                                                      OF NET
  AMOUNT            TAX-EXEMPT SECURITIES (CONTINUED)          ASSETS    MARKET
                                                                          VALUE
---------      -------------------------------------------    -------- ---------
                            POWER (CONTINUED)

$200,000   Municipal Energy Agency Of Nebraska Power System
           Revenue Refunding Bonds 1992 Series A 6.00% Due 4/1/17     $211,160

 150,000   Nebraska Public Power District Electric System Revenue
           Bonds Series 1992 A 6.25% Due 1/1/12                        161,840

 100,000   Omaha Public Power District Electric System Revenue
           Bonds Series 1997A 4.30% Due 2/1/00                         100,970
                                                                       -------
                                                                       578,715

                            TRANSPORTATION                 0.94%

 100,000   Omaha Nebraska Airport Authority Facilities Revenue
           Refunding Bonds Series 1993 5.50% Due 1/1/13                100,257

                               HOSPITAL                  12.86%

 150,000   Douglas County Hospital Authority No. 2 Revenue Bonds
           Health Care Facilities (Catholic Health Care Corp.)
           5.85% Due 11/15/03                                          156,086

 100,000   Douglas County Hospital Authority No. 2 Revenue Bonds
           Health Care Facilities (Catholic Health Care Corp.)
           5.85% Due 11/15/03                                          107,296

 125,000   Douglas County Hospital Authority No. 2 Revenue Bonds
           Health Care Facilities (Catholic Health Care Corp.)
           5.85% Due 11/15/03                                          133,663

 100,000   Douglas County Hospital Authority No. 2 Revenue Bonds
           Health Care Facilities (Catholic Health Care Corp.)
           5.85% Due 11/15/03                                          106,502

                             NEBRASKA TAX FREE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1997

                                                              PERCENT
PRINCIPAL                                                      OF NET     MARKET
  AMOUNT            TAX-EXEMPT SECURITIES (CONTINUED)          ASSETS      VALUE
---------      -------------------------------------------    -------- ---------
                           HOSPITAL (CONTINUED)

100,000   Gage County Hospital Authority No. 1 Hospital Revenue Bonds
          Beatrice Community Hospital And Health Care Project
          6.75% Due 10/1/07                                             $112,072

200,000   Gage County Hospital Authority No. 1 Hospital Revenue Bonds
          Beatrice Community Hospital And Health Care Project
          6.75% Due 10/1/07                                              229,118

100,000   Kearney County Nebraska Hospital Authority No. 1 Revenue
          Bonds, Series 1993 (Bethpage Mission of the Great Plains, Inc.)
          5.90% Due 6/1/07                                               102,518

200,000   Lancaster County Nebraska Hospital Authority Hospital
          Revenue Bonds Series 1992 A (Sister's Of Charity Health Care
          Systems, Inc.) 6.25% Due 5/15/12                               221,180

200,000   Nebraska Investment Finance Authority State Revolving Fund
          Revenue Bonds 1998,  5.125% Due 12/1/17                        198,952
                                                                       1,367,387
                          VARIOUS REVENUES                19.30%

150,000   District Energy Corporation Facility Revenue Bonds
          Series 1993 (City-County Building And County Correctional
          Family Project) 5.50% Due 7/1/13                               154,762

250,000   City Of Lincoln Parking Revenues Bonds Series 1994 C
          6.10% Due 8/15/09                                              265,362

100,000   City Of Lincoln Parking Revenues Bonds Series 1994 C
          6.15% Due 8/15/11                                              106,311

                             NEBRASKA TAX FREE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1997

                                                              PERCENT
PRINCIPAL                                                      OF NET
  AMOUNT            TAX-EXEMPT SECURITIES (CONTINUED)          ASSETS    MARKET
                                                                          VALUE
---------      -------------------------------------------    -------- ---------
                       VARIOUS REVENUES (CONTINUED)

 50,000   Lincoln-Lancaster County Public Building Commission Tax
          Supported Lease Rental Revenue Building Bonds Series 1996
          6.10% Due 10/15/99                                            $50,988

 00,000   Nebraska Investment Finance Authority Single Family Housing
          Revenue Bonds 1997 Series A,  5.85% Due 9/1/17                100,000

 35,000   Nebraska Investment Finance Authority Single Family Housing
          Revenue Bonds 1995 Series E,  6.25% Due 9/1/28                235,000

 00,000   Nebraska Public Gas Agency Gas Supply System Revenue
          Bonds, Series A 6.25% Due 4/1/5                               214,020

 00,000   Nebraska Public Gas Agency Gas Supply System Revenue
          Bonds, Series A 5.65% Due 4/1/6                               210,714

 75,000   City Of Omaha Auditorium Facilities Corporation (Omaha
          Civic Project) Series 1996 4.35% Due 8/15/00                  176,902

 90,000   Nebraska Juvenile Services, Detention Facility Lease
          Revenue Bonds, Series 1997 6.375% Due 6/1/17                  538,153
                                                                         -------
                                                                      2,052,212


         Total Investment in Securities (Cost $9,532,416)   93.18%   $9,908,648
         Cash Equivalents                                    7.49%      796,129
         Other Assets, less Liabilities                     (0.67%)     (71,493)
                                                            -------     --------
         TOTAL NET ASSETS                                  100.00%  $10,633,284
                                                           =======  ===========

                                 LANCASTER FUNDS
                             NEBRASKA TAX-FREE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997
                                   (UNAUDITED)


ASSETS:
  Investments in securities, at market value (cost $9,532,416)       $9,908,648
  Cash equivalents                                                      796,129
  Accrued interest and dividends receivable                             136,579
                                                                   -------------
       Total assets                                                  10,841,356
                                                                   -------------

LIABILITIES:
  Accrued expenses, including investment management,
    administration and distribution expense reimbursements
    payable to the adviser, administrator and distributor (note 3)        7,863
  Payable for securities purchased                                      200,208
                                                                   -------------
       Total Liabilities                                                208,071
                                                                   -------------
NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK                  $10,633,284
                                                                   =============

NET ASSETS ARE REPRESENTED BY:
  Capital stock outstanding, at par                                      $1,066
  Additional paid-in capital                                         10,645,220
  Accumulated undistributed net investment income                        23,300
  Accumulated undistributed net realized loss on investments           (412,534)
  Unrealized appreciation (note 4)                                      376,232
                                                                   -------------
       Total amount representing net assets applicable to
         1,066,054 outstanding shares of $.001 par value
        common stock (50,000,000 shares authorized)                 $10,633,284
                                                                   =============

  Net asset value per share                                               $9.97


See accompanying notes to financial statements.

                               LANCASTER FUNDS
                           NEBRASKA TAX-FREE FUND
                           STATEMENT OF OPERATIONS
                     SIX MONTHS ENDED DECEMBER 31, 1997
                                 (UNAUDITED)


INVESTMENT INTEREST INCOME:                                          $293,095
                                                                    ----------

EXPENSES (NOTE 3):
    Investment advisory fees                                            7,876
    Administration fees                                                 6,563
    Distribution expenses                                              13,127
    Custodial fees                                                      2,215
    Other operating expenses                                            7,256
                                                                    ----------
        Total expenses                                                 37,036
                                                                    ----------
        Net investment income                                         256,059
                                                                    ----------

REALIZED LOSS AND UNREALIZED APPRECIATION
   ON INVESTMENTS (NOTE 4):
    Net realized gain                                                   4,650
                                                                    ----------
    Net unrealized appreciation
        Beginning of period                                           276,870
        End of period                                                 376,232
                                                                    ----------
           Net unrealized appreciation                                 99,362
                                                                    ----------
        Net realized and unrealized gain on investments               104,012
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $360,071
                                                                    ==========


See accompanying notes to financial statements.

                                 LANCASTER FUNDS
                             NEBRASKA TAX-FREE FUND
                       STATEMENTS OF CHANGES IN NET ASSETS
                            Six Months Ended December
                    31, 1997 and the Year Ended June 30, 1997

                                                              Six Months Ended     Year Ended
                                                              Dec. 31, 1997       June 30, 1997
                                                               (Unaudited)
Operations:                                                    ------------      ----------------
    Net investment income                                           $256,059         $484,521
    Net realized gain (loss) on investments                            4,650          (30,380)
    Unrealized appreciation (depreciation) on investments             99,362          279,032
                                                                  ----------        ----------
      Net increase in net assets resulting from operations           360,071          733,173
                                                                  ----------        ----------
Dividends paid to shareholders from net investment income:           250,866          486,874
                                                                  ----------        ----------
Capital share transactions:
    Proceeds from shares sold (86,887 and 334,533 shares)            865,538        3,277,247
    Distributions reinvested (14,809 and 29,522 shares)              146,574          288,578
    Payment for redemptions (138,636 and 269,196  shares)         (1,375,219)      (2,628,675)
                                                                  ----------        ----------
      Net increase (decrease) from capital share transactions
         ((36,940) and 94,859  shares)                              (363,107)         937,150
                                                                  ----------        ----------
Total increase (decrease) in net assets                             (253,902)       1,183,449

Net assets:
  Beginning of period                                             10,887,186        9,703,737
                                                                  ----------        ----------
  End of period                                                  $10,633,284      $10,887,186
                                                                  ==========       ==========
See accompanying notes to financial statements.


                                 LANCASTER FUNDS
                             NEBRASKA TAX-FREE FUND
                              FINANCIAL HIGHLIGHTS
                     SIX MONTHS ENDED DECEMBER 31, 1997 AND
              THE YEARS ENDED JUNE 30, 1997, 1996 AND JUNE 30, 1995
                               AND FOR THE PERIOD
         FROM JULY 2, 1993 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1994


                                   SIX MONTHS ENDED    YEAR ENDED      YEAR ENDED     YEAR ENDED      PERIOD ENDED
                                     DEC. 31, 1997    JUNE 30, 1997   JUNE 30, 1996  JUNE 30, 1995   JUNE 30, 1994
                                     -------------    -------------   -------------  -------------   -------------
                                      (UNAUDITED)
NET ASSET VALUE:
  Beginning of period                      $9.87        $9.63               $9.71           $9.42           $10.00
                                           -----        -----               -----           -----           ------

  Income (loss) from investment operations:
     Net investment income                  0.24         0.48                0.49            0.48             0.50
     Net realized and unrealized gain
        (loss) on investments               0.10         0.24               (0.08)           0.29            (0.63)
                                            ----         ----               ------           ----            ------
       Total gain (loss) from
          investment operation              0.34         0.72                0.41            0.77            (0.13)
                                            ----         ----                ----            ----            ------

  Less distributions from net
   investment income                       (0.24)       (0.49)              (0.49)          (0.48)           (0.45)
                                           ------       ------              ------          ------           ------

  End of period (1)                        $9.97        $9.87               $9.63           $9.71            $9.42
                                           =====        =====               =====           =====            =====

TOTAL RETURN (1)                            7.0%*         7.1%                4.3%            8.5%            (1.6%)*
                                            ====          ====                ====            ====            =====

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period           $10,663,284     10,887,186        9,703,737      10,523,865        8,893,922

  Ratio of expenses to average net assets   0.71%*         0.67%             0.76%           0.71%            0.41%*

  Ratio of net income to average net assets 4.93%*          4.95%            4.96%           5.15%            4.99%*

  Portfolio turnover rate                   5.83%          19.76%           17.53%          34.96%            7.45%



* Annualized for those periods less than twelve months in duration.
(1) Excludes maximum sales charge of 3.90%


See accompanying notes to financial statements.

                                 LANCASTER FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1997

1.  ORGANIZATION

    SMITH HAYES Trust, Inc., d/b/a Lancaster Funds, (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. These financial statements apply only to the Nebraska Tax-Free Fund (the Fund).

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

    USE OF ESTIMATES: In preparing the financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and changes in net assets for the period. Actual results could differ from those estimates.

    VALUATION OF INVESTMENTS: Fund securities are valued at fair market value as determined in good faith or under the direction of the Board of Directors. Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

    All securities are valued in accordance with the above policies at the close of each business day provided that the Fund has shareholder activity.

    At December 31, 1997, the cost of investment securities is identical for financial reporting and income tax purposes.

    SECURITIES TRANSACTIONS: Securities transactions are accounted for on the date securities are purchased or sold (trade date). Interest income is accrued daily. Amortization of bond premium and discount is accrued daily using both the constant yield and the straight-line methods. Realized investment gains or losses are determined by specifically identifying the security sold.

    FEDERAL INCOME TAXES: It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute virtually all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no Federal income tax provision is required. The Fund prepares its tax return on an accrual basis. There will be no net

                                 LANCASTER FUNDS
                          NOTES TO FINANCIAL STATEMENTS

2.  CONTINUED

    realized gain distributions until the net realized loss carry forwards have been offset or expired. The Fund has unused capital loss carry forwards of approximately $417,000 available for federal income tax purposes at December 31, 1997. The loss begins expiring in 2003.

    DISTRIBUTIONS TO SHAREHOLDERS:  Dividends  to  shareholders  are recorded on
    the        ex-dividend date.

    CASH EQUIVALENTS: The Trust considers investments with a maturity of three months or less when purchased to be cash equivalents.

3.  RELATED PARTY TRANSACTIONS

    The Fund has retained CONLEY SMITH, Inc. (the Adviser) as its exclusive investment adviser. The agreement provides that the Fund will pay the Adviser a fee equal to .15% per annum of its average daily net assets.

    The  Fund  also  retained  Lancaster   Administrative  Services,  Inc.  (the
    Administrator), to act as its administrator and transfer agent. The agreement provides that the Fund will pay a fee to the Administrator equal to .125% per annum of the average daily net assets.

    In addition to the advisory and administrative services agreements, the Fund has retained SMITH HAYES Financial Services Corporation (the Distributor), a company related through common ownership and management, to act as the underwriter and distributor of the Fund's shares. Pursuant to the distribution plan under Rule 12b-1, the Fund will reimburse the Distributor for shareholder-related expenses incurred in connection with the distribution of the Fund's shares, however under no circumstances shall such reimbursement exceed .25% per annum of the Fund's average daily net assets.

    Under the terms of the advisory, administrative and distribution agreements outlined above, the Fund paid $7,876, $6,563, and $13,127, respectively, for such services. Of the amount paid to the Distributor, $9,142 was retained by them for the sale of shares made by their agents and brokers. The Distributor also received $2,588 and retained $1,795 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the Fund shares. Such sales charges are not an expense of the Fund and hence are not reflected in the accompanying statement of operations.

                                 LANCASTER FUNDS
                          NOTES TO FINANCIAL STATEMENTS


3.  CONTINUED

    Under the terms of the advisory agreement, the Adviser may be obligated to reimburse the Fund up to the amount of the Adviser's fee paid to the Adviser if during any year the expenses of the Fund, including the Adviser's fee, exceed certain limitations. At December 31, 1997 no expense reimbursement was required.

    In addition to the amount paid by the Fund under the advisory, administration and distribution plans, the Fund used SMITH HAYES Financial Services Corporation (SMITH HAYES) to affect security trades on their behalf. SMITH HAYES was paid commissions in the amount of $7,150 for their brokerage services during the six months ended December 31, 1997.

    At December 31, 1997, the directors, officers, and employees of the Trust, the Adviser, Administrator and Distributor and their immediate families held 12,759 shares at a value of $127,206.

4.  SECURITIES TRANSACTIONS

    The Fund made purchases and sales of investment securities of $593,500 and $824,518, respectively, during the six months ended December 31, 1997.

    At December 31, 1997, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation of securities were $376,503 and $271, respectively.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                LANCASTER FUNDS

                           INSTITUTIONAL MONEY MARKET

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 1997

                  Statement of Net Assets........................   1

                  Statement of Operations........................   3

                  Statements of Changes in Net Assets............   4

                  Financial Highlights...........................   5

                  Notes to Financial Statements..................   6

                                 LANCASTER FUNDS
                         INSTITUTIONAL MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1997
                                   (UNAUDITED)

                                                           YIELD AT
      PAR                                                   TIME OF   AMORTIZED
     VALUE                     DESCRIPTION                 PURCHASE      COST
----------------   -------------------------------------   --------   ----------

CERTIFICATES OF DEPOSIT -- 1.0%
        $95,000    First National Bank,                     5.70%     $95,000
                      Lewellen, Nebraska, due 5/23/98

         95,000    First Bank & Trust Company,
                     Cozad, Nebraska, due 6/16/98           5.85%      95,000

         95,000    Curtis State Bank,
                     Curtis Nebraska, due 3/16/98           6.00%      95,000

         95,000    First National Bank
                     Holdrege Nebraska, due 8/10/98         5.85%      95,000

         95,000    Burlington Credit Union,
                     Lincoln Nebraska, due 8/12/98          6.22%      95,000
                                                                 -------------

                   Total (cost $475,000)                              475,000
                                                                 -------------

GOVERNMENT SECURITIES -- 16.2%
      1,000,000    Farm Credit, due 1/21/98                           996,957

      1,000,000    Federal Home Loan, due 2/13/98                     993,328

      3,000,000    Federal Home Loan, due 1/7/98                    2,997,569

      1,500,000    Federal Home Loan Mortgage, due 1/7/98           1,498,614

        953,310    Goldman Sachs MM                                   953,310
                                                                 -------------

                   Total (cost $7,439,778)                          7,439,778
                                                                 -------------

                                 LANCASTER FUNDS
                         INSTITUTIONAL MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                          DECEMBER 31, 1997 (CONTINUED)



TRUST CERTIFICATES -- U.S. GOVERNMENT GUARANTEED STUDENT LOANS -- 83.5%
     40,000,000    Mid-America Student Finance Trust, due
                   1/26/98 to 12/16/98 (cost $40,000,000)   5.81%*  $40,000,000
                                                                   -------------

TOTAL INVESTMENTS -- 98%                                             47,914,778


EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- 0% (Includes $16,024 payable to investment adviser, administrator and
     distributor and $195,516 dividends payable to shareholders)        (4,738)
                                                                   -------------

NET ASSETS -- 100%
    Applicable to 47,910,040 outstanding shares of $.001
    par value common stock (100,000,000 shares authorized)          $47,910,040
                                                                   =============

NET ASSET VALUE:
    Offering and redemption price per share                               $1.00
                                                                   =============


*Interest rate fluctuates with 3-month U.S. Treasury Bill rate, subject to no longer than 5-day settlement.

See accompanying notes to financial statements.

                                 LANCASTER FUNDS
                         INSTITUTIONAL MONEY MARKET FUND
                             STATEMENT OF OPERATIONS
                       Six Months Ended December 31, 1997
                                   (Unaudited)



Investment Interest Income                                $1,172,663
                                                           ---------
Expenses (note 2):
    Investment advisory fees                                  21,047
    Administration fees                                       25,256
    Distribution fee                                          42,101
    Custodial fees                                             9,811
    Other expenses                                             7,017
                                                           ---------
        Total expenses                                       105,233
                                                           ---------
Net Investment Income                                     $1,067,430
                                                           =========


See accompanying notes to financial statements.

                                 LANCASTER FUNDS
                         INSTITUTIONAL MONEY MARKET FUND
                       STATEMENTS OF CHANGES IN NET ASSETS
         Six Months Ended December 31, 1997 and Year Ended June 30, 1997

                                               Six Months Ended     Year Ended
                                               Dec. 31, 1997      June 30, 1997
                                                  (Unaudited)
From Investment Operations:                    --------------    --------------
    Net investment income
      distributed to shareholders                $1,067,430         $2,403,181
                                                  =========          =========
From Share Transactions:
  (at constant net asset value of $1 per share)
    Shares sold                                  45,980,622         69,935,250
    Shares issued in reinvestment of
      dividends from net investment income          935,262          2,122,027
                                                 ----------         ----------
                                                 46,915,883         72,057,277

    Shares redeemed                              41,849,361         95,976,861
                                                 ----------         ----------
    Total increase (decrease) in net assets
      derived from share transactions             5,066,523        (23,919,584)

Net Assets:
    Beginning of period                          42,843,517         66,763,101
                                                 ----------         ----------
    End of period                               $47,910,040        $42,843,517
                                                 ==========         ==========


See accompanying notes to financial statements.

                                 LANCASTER FUNDS
                         INSTITUTIONAL MONEY MARKET FUND
      FINANCIAL HIGHLIGHTS Six Months Ended December 31, 1997 and the Years
                Ended June 30, 1997, 1996, 1995 and 1994 and the
  Period from November 12, 1992 (commencement of operations) to June 30, 1993


                                Six Months Ended   Year Ended    Year Ended      Year Ended     Year Ended  Period Ended
                                   Dec. 31, 1997  June 30, 1997  June 30, 1996  June 30, 1995 June 30, 1994 June 30, 1993
                                   (Unaudited)
Net asset value:                ----------------  -------------  ------------   -------------  -----------  -------------
  Beginning of period                     $1.00       $1.00      $1.00              $1.00       $1.00        $1.00
                                           -----       ----       -----              ----       -----         ----
  Income from investment operations,
    Net investment income                  0.260       0.050      0.052             0.054       0.040        0.009

  Less distributions,
    Dividends from net investment income  (0.260)     (0.050)    (0.052)           (0.054)     (0.040)      (0.009)
                                           -----       ----       -----              ----       -----         ----
  End of period                           $1.00       $1.00      $1.00              $1.00       $1.00        $1.00
                                           ======      ====       ====               ====        ====         =====
Yield                                      5.19%*      4.81%      5.02%              5.63%       4.52%        4.28%*
                                           ======      ====       ====               ====        ====         =====
Effective yield                            5.37%*      4.92%      5.14%              5.79%       4.62%        4.37%*
                                           ======      ====       ====               ====        ====         =====
Ratios/Supplemental data:
  Net assets, end of period (000's)      $47,910      $4,284    $66,763            $24,337     $28,009      $14,855

  Ratio of expenses to average net assets   0.50%*     0.58%      0.57%              0.54%       0.61%        0.68%*

  Ratio of net income to average net assets 5.10%*     4.95%      5.17%              5.42%       4.05%        4.40%*


*Annualized for those periods less than twelve months in duration.

See accompanying notes to financial statements.

                                 LANCASTER FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1997

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    SMITH HAYES Trust, Inc., d/b/a Lancaster Funds, (the Company) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. These financial statements relate only to the Institutional Money Market Fund (the Fund).

    The following is a summary of significant accounting policies employed by the Company in preparing its financial statements.

    USE OF ESTIMATES: In preparing the financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and changes in net assets for the period. Actual results could differ from those estimates.

    VALUATION OF INVESTMENTS: Fund securities are valued at amortized cost. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost as defined is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors. This method of valuation is used consistently throughout the industry by money market funds wishing to maintain a constant net asset value per share. The Fund maintains a constant net asset value of $1 per share.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Realized gains or losses on sales of investments are determined by specifically identifying the issue sold. In computing net investment income, the Fund amortizes premiums and discounts and accrues interest income daily.

    FEDERAL INCOME TAXES: It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to have the Fund distribute virtually all of its taxable income generated to it's shareholders. Therefore, no liability for Federal income taxes is required. On a calendar year basis, the Fund will distribute substantially all of its net investment income and realized gains, if any, to avoid the payment of any Federal excise taxes. The Fund prepares its tax return on an accrual basis.

                                 LANCASTER FUNDS
                          NOTES TO FINANCIAL STATEMENTS


1.  CONTINUED

    DISTRIBUTIONS TO SHAREHOLDERS: Dividends to shareholders are accrued and declared daily from net investment income. Payments or reinvestments of dividends are made monthly.

    TRUST CERTIFICATES: The trust certificates represent U. S. Government guaranteed student loans held by Mid-America Student Finance Trust (the Trust). The Trust invests in eligible student loans issued under the Higher Education Act of 1965 as amended (the Act) established by the U. S. Government to provide access to funds for students attending post-secondary institutions. The Trust purchases the student loans from Nebraska and Iowa banks who are eligible lenders as defined by the Act. The terms of the loans, which vary on an individual basis, generally provide for repayment in monthly installments over a period normally not in excess of ten years.

    All of the student loans are guaranteed by various authorized guarantee agencies who have contracts of reinsurance with the Department of Education. These guarantees are made subject to the performance of certain loan servicing procedures stipulated by the Act. If these due diligence requirements are not met, the affected loans may not be covered by the guarantees should the borrower default.

    For liquidity purposes, certain banks have entered into unconditional agreements to repurchase a predetermined amount of student loans from the Trust upon five days written notice. The maximum amount any bank is obligated to repurchase is five percent of the total student loans owned by the Trust. The repurchase agreements are cancelable with 30 days advance written notice. At December 31, 1997, 17 banks have entered into repurchase agreements for an aggregate total of $90,000,000.

2.  MANAGEMENT FEE, DISTRIBUTION EXPENSE AND TRANSACTIONS WITH AFFILIATES

    The Fund has retained CONLEY SMITH, Inc. (the Adviser) as its exclusive investment adviser. Under the terms of the agreement the adviser is paid a monthly fee computed at an annual rate of .10% of the average daily net assets of the Fund.

    The Fund has also retained Lancaster Administrative Services, Inc. (the Administrator), to act as its administrator and transfer agent. The agreements provide for a fee computed and paid monthly at an annual rate of .12% of the average daily net assets of the Fund.

                                 LANCASTER FUNDS
                          NOTES TO FINANCIAL STATEMENTS


2.  CONTINUED

    The Fund has retained SMITH HAYES Financial Services Corporation (the Distributor), a company related through common ownership and management, to act as the underwriter and distributor of the Fund's shares. Pursuant to the shareholder approved distribution plan under Rule 12b-1, the Fund will reimburse the Distributor for shareholder-related expenses incurred in connection with the distribution of the Fund's shares. Aggregate payments cannot exceed the annual rate of .20% of the Fund's average daily net assets.

    Under the terms of the advisory, administrative and distribution agreements outlined above, the Fund paid $21,047, $25,256, and $42,101, respectively, for such services.

    In addition to the amounts paid under the advisory, administration and distribution plans, the Fund primarily used SMITH HAYES Financial Services Corporation (SMITH HAYES) to affect security trades on its behalf. As is customary in the industry, the adviser evaluates the pricing and ability to execute the transaction in selecting brokers to affect trades. SMITH HAYES was paid commissions in the amount of $351 for brokerage services during the six months ended December 31, 1997.

    At December 31, 1997, the directors, officers, and employees of the Company, the Adviser, Administrator, Distributor and their immediate families held 1,682,451 shares of the Fund, which constituted 3.51% of the Fund's outstanding shares.
                                       8